Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation actually paid to non-PEO NEOs(4)	Value of initial fixed $100 investment based on:		Net Loss(7)	Adjusted EBITDA(8)
					Total shareholder return (TSR)(5)	Peer group TSR(6)

2022	$1,892,166	$1,250,965	$1,764,537	$1,277,946	$255.77	$95.61	$(256,915,000)	$57,396,000
2021	$871,997	$4,318,956	$595,857	$952,036	$223.08	$127.87	$(112,625,000)	$38,711,000
2020	$727,937	$145,209	$580,343	$375,332	$65.38	$122.04	$(109,639,000)	$42,158,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	David B. Kagan, our Chief Executive Officer, was our PEO for each year presented. The dollar amounts reported are the amounts of total compensation reported for Mr. Kagan for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table.The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Kagan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Kagan) included for purposes of calculating the average amounts in each of 2022, 2021 and 2020 are as follows Rebecca S. Clary, Vice President and Chief Financial Officer, and L. Barbee Ponder IV, Vice President of Regulatory Affairs and General Counsel. As discussed in this Proxy Statement, Mr. Monroe did not receive any compensation during 2020 through 2022 for his service as an executive officer of the Company; therefore, he is not included.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Nasdaq Telecommunications index.
PEO Total Compensation Amount	$ 1,892,166	$ 871,997	$ 727,937
PEO Actually Paid Compensation Amount	$ 1,250,965	4,318,956	145,209
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to Mr. Kagan, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to Mr. Kagan during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Mr. Kagan does not have pension benefits; therefore, columns reporting Change in Actuarial Value of Pension Benefits and Pension Benefit Adjustments are omitted.

Year	Summary compensation table total for PEO	Reported Value of Equity Awards for PEO(a)	Equity Award Adjustments for PEO(b)	Compensation actually paid to PEO

2022	$1,892,166	$1,330,400	$689,199	$1,250,965
2021	$871,997	$165,600	$3,612,559	$4,318,956
2020	$727,937	$182,359	$(400,369)	$145,209
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are set forth below. Columns reporting fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year and value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation are omitted, because they are not applicable.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value of Equity Awards Granted and Vested in the same Covered Year for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Total - Inclusion of Equity Values for PEO

2022	$203,940	$310,726	$—	$174,533	$689,199
2021	$139,200	$1,852,132	$144,999	$1,476,228	$3,612,559
2020	$27,201	$(409,926)	$130,992	$(148,636)	$(400,369)

Non-PEO NEO Average Total Compensation Amount	$ 1,764,537	595,857	580,343
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,277,946	952,036	375,332
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kagan), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Kagan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Kagan) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The NEOs do not have pension benefits; therefore, columns reporting Change in Actuarial Value of Pension Benefits and Pension Benefit Adjustments are omitted.

Year	Average summary compensation table total for non-PEO NEOs	Reported Value of Equity Awards for non-PEO NEOs	Equity Award Adjustments for non-PEO NEOs(a)	Average compensation actually paid to non-PEO NEOs

2022	$1,764,537	$1,414,900	$928,309	$1,277,946
2021	$595,857	$216,400	$572,579	$952,036
2020	$580,343	$267,973	$62,962	$375,332
a.The amounts deducted or added in calculating the equity award adjustments are set forth below. Columns reporting fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year and value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation are omitted, because they are not applicable.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value of Equity Awards Granted and Vested in the same Covered Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs

2022	$724,856	$(7,629)	$40,000	$171,082	$928,309
2021	$139,200	$118,139	$93,300	$221,940	$572,579
2020	$55,536	$(17,090)	$170,481	$(145,965)	$62,962

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the our cumulative TSR for the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA for the three most recently completed fiscal years. As described above, Adjusted EBITDA is defined as earnings before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable. We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Under the Company’s annual bonus plan, which is designed to reward NEOs’ efforts to meet and exceed the Company's financial performance goals, the Company used Adjusted EBITDA when determining the bonus pool available for distribution to the NEOs during the fiscal year. As described in more detail in the section “Executive Officers and Compensation – Compensation Discussion and Analysis,” for each 1% of Adjusted EBITDA above or below the plan year target Adjusted EBITDA, adjustments are made to either increase or decrease the bonus distribution.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Nasdaq Telecommunications Index over the same period.
Tabular List [Table Text Block]

Most Important Financial Performance Measures	Nature	Explanation

Adjusted EBITDA	Financial measure
A non-GAAP measure defined as earnings before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable.

Specific Goal Achievements	Financial measure	Obtaining predetermined financial goals or benchmarks for individual NEOs.
Performance Achievements	Non-financial measure	Obtaining predetermined non-financial goals or benchmarks for individual NEOs.

Total Shareholder Return Amount	$ 255.77	223.08	65.38
Peer Group Total Shareholder Return Amount	95.61	127.87	122.04
Net Income (Loss)	$ (256,915,000)	$ (112,625,000)	$ (109,639,000)
Company Selected Measure Amount	57,396,000	38,711,000	42,158,000
PEO Name	David B. Kagan
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is determined based on the value of an initial fixed investment of $100. The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is a non-GAAP measure defined as earnings before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable. We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Specific Goal Achievements
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Performance Achievements
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,330,400	$ 165,600	$ 182,359
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	689,199	3,612,559	(400,369)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	203,940	139,200	27,201
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	310,726	1,852,132	(409,926)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	144,999	130,992
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	174,533	1,476,228	(148,636)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,414,900	216,400	267,973
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	928,309	572,579	62,962
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	724,856	139,200	55,536
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(7,629)	118,139	(17,090)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	40,000	93,300	170,481
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 171,082	$ 221,940	$ (145,965)